Taxation	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Taxation
24. Taxation
(a) Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
BVI
XPeng Limited is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.
Hong Kong
Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
United States
The applicable income tax rate of United States where the Company’s subsidiaries having significant operations for the years ended December 31, 2021, 2022 and 2023 is 27.98%, which is a blended state and federal rate.
PRC
The PRC Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008, applies a uniform enterprise income tax (“EIT”) rate of 25% to both foreign-invested enterprises (“FIEs”) and domestic enterprises. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable statutory tax rate of 15%, but need to re-apply
every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification as an HNTE in any year, the enterprise cannot enjoy the 15% preferential tax rate in that year, and must instead use the regular 25% EIT rate.
Xiaopeng Technology applied for the HNTE qualification and received approval in December 2022. Xiaopeng Technology is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2022 through 2024.
Zhaoqing XPeng applied for the HNTE qualification and received approval in December 2020 and renewed in December 2023. Zhaoqing XPeng is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2023 through 2025.
Beijing Xiaopeng applied for the HNTE qualification and received approval in December 2020. This enterprise is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2020 through 2022. Since the qualification was expired in 2023, this enterprise applies tax rate of 25% for the year 2023.
Shanghai Xiaopeng applied for the HNTE qualification and received approval in December 2022. Shanghai Xiaopeng is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2022 through 2024.
Shenzhen Pengxing Smart Research Co., Ltd. (“Shenzhen Pengxing Research”) applied for the HNTE qualification and received approval in October 2023. Shenzhen Pengxing Research is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2023 through 2025.

Under the EIT Law enacted by the National People’s Congress of the PRC, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident
enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with the PRC.
In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed earnings will be re-invested
and the remittance of the dividends will be postponed indefinitely. The Group did not record any dividend withholding tax, as it has no retained earnings for any of the years presented.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC
company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.
According to relevant policies promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in R&D activities are entitled to claim an additional tax deduction amounting to 75% or 100% of qualified R&D expenses incurred in determining its tax assessable profits for that year (“Super Deduction”). The additional deduction of 100% or 75% of qualified R&D expenses can only be claimed directly in the annual EIT filling and subject to the approval from the relevant tax authorities.
Composition of income tax expenses for the years presented are as follows:

	For the Year Ended December 31,
	2021	2022	2023
Current income tax expenses	25,990	24,731	18,014
Deferred income tax expenses	—	—	18,796

Income tax expenses	25,990	24,731	36,810

Reconciliations of the income tax expense
s
 computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense
s
of the years presented are as follows:

	For the Year Ended December 31,
	2021	2022	2023

Loss before income tax expense s and share of results of equity method invest e es	(4,837,106)	(9,118,358)	(10,393,705)
Income tax credit computed at the PRC statutory income tax r ate of 25% (i)	(1,209,277)	(2,279,590)	(2,598,426)
Effect of preferential tax rate (ii)	254,061	202,968	29,362
Tax-free income	(25,000)	(14,000)	(33,657)
Effect of change in tax rate	33,454	16,554	(79,401)
Effect of different tax rate of different jurisdictions	(323,601)	322,514	114,036
Effect of additional deduction for qualified R&D expenses	(217,395)	(515,288)	(1,184,717)
Non-deductible expenses	163,980	92,906	(230,127)
Other adjustments (iii)	—	—	(494,696)
Changes in valuation allowance	1,349,768	2,198,667	4,514,436

Income tax expense s	25,990	24,731	36,810

(i)	The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.
(ii)	The effect of preferential tax rate resulted in a deduction of the income tax credit computed at the PRC statutory income tax rate of 25%.
(iii)	Other adjustments include acquisition of subsidiaries resulted in RMB536,974 of the income tax credit.
(b) Deferred tax
The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of
25
% or applicable preferential income tax rates were applied when calculating deferred tax assets.

	As of December 31,
	2021	2022	2023

Deferred tax assets :
Net operating loss carry-forwards	3,051,082	5,026,589	10,189,606
Government grants	41,565	72,674	41,713
Impairment of long-lived assets	12,239	17,372	29,660
Inventory reserve	7,221	55,397	69,730
Accruals and others	452,612	591,354	457,366
Lease s	—	—	502,799
Valuation allowance	(3,564,719)	(5,763,386)	(10,277,822)

Sub-total	—	—	1,013,052

	As of December 31,
	2021	2022	2023

Deferred tax liabilities :
Lease s	—	—	(509,441)
Acquired intangible assets	—	—	(907,629)

Sub-total	—	—	(1,417,070)

Total deferred tax liabilities, net	—	—	(404,018)

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2021	2022	2023
Valuation allowance
Balance at beginning of the year	2,214,951	3,564,719	5,763,386
Additions	1,511,434	2,221,222	3,990,147
Acquisition of subsidiaries	—	—	536,974
Loss utilized and expired	(128,212)	(6,001)	(92,086)
Effect of change in tax rate	(33,454)	(16,554)	79,401

Balance at end of the year	3,564,719	5,763,386	10,277,822

For the years ended December 31, 2021, 2022 and 2023, with the growth of its business performance, some subsidiaries of the Group are generating profits and utilized tax losses brought forward from prior years.
The Group has tax losses arising in Mainland China of RMB45,422,967 that will expire in one to ten years for deduction against future taxable profits.

Loss expiring in 2024	823,867
Loss expiring in 2025	1,651,343
Loss expiring in 2026	3,524,998
Loss expiring in 2027	6,477,329
Loss expiring in 2028	19,490,587
Loss expiring in 2029	4,163,914
Loss expiring in 2030	1,354,404
Loss expiring in 2031	1,997,693
Loss expiring in 2032	3,220,655
Loss expiring in 2033	2,718,177

Total	45,422,967

The Group has tax losses arising in Hong Kong and Others of RMB1,234,180 that will not expire for deduction against future taxable profit.

Hong Kong	671,655
Others	562,525

Total	1,234,180

Uncertain Tax Positions
The Group did not identify any significant unrecognized tax benefits for the years ended December 2021, 2022 and 2023. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expenses and it also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2023. In general, the PRC tax authorities mandate a period of up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2019 through 2023 remain subject to the review to be performed by the relevant PRC tax authorities.